Virgin Galactic Business Combination (Summary of Common Stock) (Details) - shares	Mar. 31, 2020	Dec. 31, 2019	Oct. 25, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	209,240,972	196,001,038	196,001,038	0
Common stock, shares issued (in shares)	209,240,972	196,001,038	196,001,038	0
Common stock, ownership percentage			100.00%
Vieco US
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			114,790,438
Common stock, shares issued (in shares)			114,790,438
Common stock, ownership percentage			58.60%
VGH, Inc.'s public shareholders
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			53,122,712
Common stock, shares issued (in shares)			53,122,712
Common stock, ownership percentage			27.10%
SCH Sponsor Corp. & related parties (including Mr. Palihapitiya)
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			25,750,000
Common stock, shares issued (in shares)			25,750,000
Common stock, ownership percentage			13.10%
Boeing
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			1,924,402
Common stock, shares issued (in shares)			1,924,402
Common stock, ownership percentage			1.00%
Shares issued to settle transactions costs
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			413,486
Common stock, shares issued (in shares)			413,486
Common stock, ownership percentage			0.20%